Liberty Small Company Growth Fund
                                     Class A

                       Stein Roe Small Company Growth Fund




                                Semiannual Report
                                 March 31, 2002

Contents
--------------------------------------------------------------------------------


President's Message......................................................   1

   Keith T. Banks' thoughts on the market and investing

Portfolio Manager's Report...............................................   2

   An interview with the fund's portfolio manager-- William M. Garrison

Performance Information..................................................   3

Investment Portfolio.....................................................   5

   A complete list of investments with market values

Financial Statements.....................................................   11

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements............................................   14

Financial Highlights.....................................................   17

   Selected per-share data and ratios to average net assets




                      Must be preceded or accompanied by a
                                  prospectus.

President's Message
--------------------------------------------------------------------------------


Dear Shareholder:

In the six months since our last report, investors have witnessed a turnaround in the economy and the stock market. Over this period, the S&P 500 Index managed to recover all of the ground that it lost in the wake of the events of September
11. Some of the sectors hurt most in the downturn of the third quarter, such as airlines and insurance stocks, bounced back strongly in the fourth quarter. Although volatility set in shortly after the beginning of the new year, many sectors of the markets have continued to deliver strong gains.

         Small company stocks, in general, outperformed the stocks of large and mid-sized companies as conviction about the economy carried over to a segment of the market that traditionally stands to gain when the overall business environment picks up.

         In the report that follows, your portfolio manager will talk about the events of the period and the fund's performance in greater detail. As always, we thank you for investing in Liberty Funds.



Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds



Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence

Portfolio Manager's Report
--------------------------------------------------------------------------------


Investors became more confident about an economic recovery in the six months ended March 31, 2002. In general, the US equity markets performed well during this time period. Consistent with historical patterns, small capitalization stocks attracted attention and performed well as the economy showed signs of strengthening. The Liberty Small Company Growth Fund Class A, a class of shares of Stein Roe Small Company Growth Fund, also had strong performance, advancing 22.14%, without sales charge for the six months ended March 31, 2002. The fund's benchmark, the Russell 2000 Growth Index, returned 23.69% during the period.


A SURPRISINGLY STRONG RECOVERY

During the past six months the US economy recovered from a mild recession and came back stronger than expected in the first quarter of 2002. Consumer spending--particularly on autos and housing--helped fuel the economic rebound, which, in turn, lifted the stock market out of the tailspin brought about by the events of September 11. In addition, evidence of a bottoming and imminent upturn in capital spending by businesses also served to fuel market optimism. The economic enthusiasm was, however, somewhat tempered in the first quarter of 2002 by continued weak corporate profits, increased scrutiny of accounting practices and skepticism surrounding earnings quality.


PORTFOLIO POSITIONING

 At period end approximately one-third of the fund's assets were invested in economically-sensitive areas such as technology, media and consumer-oriented retail stocks. However, we also maintained a significant position in industries that offer potentially steadier growth, such as health care services and consumer staples.

         One economically-sensitive area that performed well for the fund during the period was specialty retail. Examples of this include Chico's FAS (0.5% of net assets), PetsMart (1.0% of net assets), and Rent-A-Center (1.1% of net assets). PetsMart benefited from financial restructuring and better in-store presentation. Rent-A-Center more than doubled during the six-month reporting period as investors gained confidence in the company's business model. Chico's FAS continued its streak of healthy same store sales gains and earnings growth.

         One area of the fund that underperformed was biotechnology. In recent months there has been a growing concern regarding new product approvals from the Food and Drug Administration. For example, one of our former holdings, Cubist Pharmaceuticals, lost ground when potential approval of its new antibiotic Cidecin was significantly delayed.

         Over the last six months we reduced our exposure to smaller, early-stage companies in favor of companies that have longer histories, more developed product offerings and better near-term earnings prospects. This strategy negatively affected the fund's performance over the last six months as many of these small, more speculative stocks outperformed the larger, more established companies. However, we believe our strategy positions the fund for more consistent and above average long-term growth and appreciation.


LOOKING AHEAD

We are optimistic about the prospects for small company growth stocks, particularly as the economy continues to recover. In order to leverage the economic rebound, we plan to continue to increase our exposure to more economically-sensitive stocks, particularly in the technology sector, as earnings growth and individual company business prospects warrant. We will, however, still hold an interest in steady growth areas as a hedge against increased market volatility or slowed economic growth.


/s/ William M. Garrison

William M. Garrison

WILLIAM M. GARRISON has managed the fund since 1998, and has over ten years of investment management experience. He earned an AB degree from Princeton and an MBA from the University of Chicago before joining Stein Roe & Farnham in 1989.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. Small-cap stocks are more volatile than stocks of larger companies.


Performance Information
----------------------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN (%)
                                            Period ended March 31, 2002

                                                         6-month
                                                      (cumulative)           1-Year               5-Years              Life
                                                     ---------------     ---------------      ---------------     ---------------
                                                    without    with     without    with      without    with     without    with
                                                     sales     sales     sales     sales      sales     sales     sales     sales
                                                    charge    charge    charge    charge     charge    charge    charge    charge
---------------------------------------------------------------------------------------------------------------------------------

Liberty Small Company Growth Fund Class A            22.14     15.17      7.99      1.82      13.39     12.06     12.19     11.09
Russell 2000 Growth Index                            23.69       n/a      4.95       n/a       4.76       n/a      2.92       n/a

The fund commenced operations on 3/25/96.

Liberty Small Company Growth Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Past performance is no guarantee of future investment returns.
The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.


                          Value of a $10,000 investment
                                 3/25/96-3/31/02


[LINE CHART DATA]:

Liberty Small Company Growth Fund Class A

           Class A without  Class A             S&P SmallCap     Russell 2000   Morningstar(R) Small
           sales charge     with sales charge   600 Index        Growth Index   Growth Category
3/25/96    $10,000.00       $9,425.00
3/31/96    $10,110.00       $9,528.68           $10,000.00       $10,000.00     $10,000.00
6/30/96    $11,300.26       $10,650.50          $10,520.16       $10,584.57     $10,914.07
9/30/96    $12,109.51       $11,413.22          $10,858.43       $10,493.78     $11,111.80
12/31/96   $11,549.53       $10,885.43          $11,475.88       $10,521.90     $11,118.12
3/31/97    $10,657.58       $10,044.77          $10,838.79        $9,418.11     $10,116.27
6/30/97    $12,670.45       $11,941.90          $12,803.28       $11,070.98     $11,964.20
9/30/97    $14,023.04       $13,216.71          $14,873.75       $12,943.51     $14,052.48
12/31/97   $13,850.07       $13,053.69          $14,412.68       $11,883.19     $13,160.40
3/31/98    $15,636.49       $14,737.39          $16,008.04       $13,295.14     $14,744.23
6/30/98    $15,401.83       $14,516.23          $15,291.75       $12,530.31     $14,200.90
9/30/98    $12,425.67       $11,711.20          $12,095.17        $9,729.23     $11,151.60
12/31/98   $14,936.04       $14,077.22          $14,221.87       $12,029.85     $13,841.38
3/31/99    $13,618.23       $12,835.18          $12,943.57       $11,827.51     $13,443.43
6/30/99    $15,663.30       $14,762.66          $14,938.71       $13,571.91     $15,611.48
9/30/99    $16,533.55       $15,582.87          $14,215.19       $12,904.98     $15,687.59
12/31/99   $22,539.83       $21,243.79          $15,986.82       $17,214.36     $21,545.23
3/31/00    $28,805.69       $27,149.37          $16,915.58       $18,813.29     $24,997.35
6/30/00    $27,039.82       $25,485.03          $17,087.71       $17,425.32     $23,995.75
9/30/00    $28,977.70       $27,311.48          $17,652.37       $16,732.89     $24,245.42
12/31/00   $22,334.90       $21,050.64          $17,875.05       $13,352.26     $20,821.06
3/31/01    $18,500.86       $17,437.06          $16,701.26       $11,321.72     $17,159.82
6/30/01    $21,831.05       $20,575.77          $18,989.44       $13,357.28     $20,163.91
9/30/01    $16,359.03       $15,418.39          $15,776.21        $9,605.56     $15,290.31
12/31/01   $20,030.93       $18,879.15          $19,037.21       $12,119.61     $18,924.91
3/31/02    $19,981.46       $18,832.67          $20,367.68       $11,881.91     $18,657.04


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Liberty Small Company Growth Fund Class A is a class of Stein Roe Small Company Growth Fund (the "fund"), a series of Liberty-Stein Roe Funds Investment Trust. The fund also offers class S shares. Performance highlights for the fund's class S shares are presented in a separate semiannual report.

Past performance cannot predict future investment returns. Returns and value of an investment will vary, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on March 25, 1996 (March 31, 1996 for the Indexes and Morningstar category), and reinvestment of income and capital gains distribution. All results shown assume reinvestment of dividends. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares. Liberty Small Company Growth Fund Class A shares (newer class shares) performance includes returns of the fund's class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These class S share returns are not restated to reflect any expense differential between class S shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. The indices are an unmanaged group of stocks that differs from the composition of the fund and are not available for direct investment.

The fund's return is also compared to the average return of the funds included in the Morningstar Small Growth category (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. It shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Source: Morningstar, Inc.

The S&P SmallCap 600 Index is a cap-weighted index that measures the performance of selected US stocks with small market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance Information Continued
--------------------------------------------------------------------------------


                    TOP 10 EQUITY HOLDINGS AS OF 3/31/02 (%)

              Province Healthcare                                2.4
              Armor Holdings                                     2.0
              InterMune                                          1.9
              Boston Private Financial Holdings                  1.7
              Ocean Energy                                       1.7
              Constellation Brands                               1.7
              Corinthian Colleges                                1.6
              iShares Russell 2000 Growth Index Fund             1.6
              Planar Systems                                     1.5
              Radio One                                          1.5

Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.

--------------------------------------------------------------------------------


                   ECONOMIC SECTOR BREAKDOWN AS OF 3/31/02 (%)

[BAR CHART DATA]:

Information technology              24.8
Health care                         21.9
Industrials                         13.5
Consumer discretionary              12.2
Financials                          10.5


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------


Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------

March 31, 2002 (Unaudited)



Common Stocks - 96.2%                                                                                      Shares           Value
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 12.2%
HOTELS, RESTAURANTS & LEISURE - 4.6%
   CASINOS & GAMING - 1.6%
Argosy Gaming Co. (a)............................................................................           4,200   $    154,098
MTR Gaming Group, Inc. (a).......................................................................           6,700        103,381
Station Casinos, Inc. (a)........................................................................           5,300         88,245
                                                                                                                    ------------
                                                                                                                         345,724
                                                                                                                    ------------
   LEISURE FACILITIES - 1.1%
Bally Total Fitness Holding Corp. (a)............................................................          11,300        248,035
                                                                                                                    ------------

   RESTAURANTS - 1.9%
AFC Enterprises, Inc. (a)........................................................................           3,300        110,385
CEC Entertainment Inc. (a).......................................................................           3,700        170,940
California Pizza Kitchen, Inc. (a)...............................................................           5,000        125,050
                                                                                                                    ------------
                                                                                                                         406,375
                                                                                                                    ------------
MEDIA - 2.1%
   BROADCASTING & CABLE - 2.1%
Radio One, Inc., Class D (a).....................................................................          15,900        327,540
Spanish Broadcasting System, Inc. (a)............................................................           9,600        130,080
                                                                                                                    ------------
                                                                                                                         457,620
                                                                                                                    ------------
RETAILING - 5.5%
   APPAREL RETAIL - 2.0%
Chico's FAS, Inc. (a)............................................................................           2,950         99,415
Hot Topic, Inc. (a)..............................................................................           8,100        169,290
Too, Inc. (a)....................................................................................           5,300        156,297
                                                                                                                    ------------
                                                                                                                         425,002
                                                                                                                    ------------
   COMPUTER & ELECTRONICS RETAIL - 1.4%
Electronics Boutique Holdings Corp. (a)..........................................................           8,800        303,864
                                                                                                                    ------------

   SPECIALTY STORES - 2.1%
PetsMart, Inc. (a)...............................................................................          16,000        216,960
Rent-A-Center, Inc. (a)..........................................................................           4,800        245,232
                                                                                                                    ------------
                                                                                                                         462,192
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES - 4.2%
FOOD, BEVERAGES & TOBACCO - 4.2%
   DISTILLERS & VINTNERS - 1.6%
Constellation Brands, Inc. Class A (a)...........................................................           6,500        357,240
                                                                                                                    ------------

   PACKAGED FOODS - 2.1%
American Italian Pasta Co. (a)...................................................................           4,500        204,300
Performance Food Group Co. (a)...................................................................           7,400        241,684
                                                                                                                    ------------
                                                                                                                         445,984
                                                                                                                    ------------
   TOBACCO - 0.5%
Vector Group Ltd.................................................................................           3,835        109,681
                                                                                                                    ------------



See notes to Investment Portfolio.



5


Investment Portfolio (Continued)
---------------------------------------------------------------------------------------------------------------------------------


Common Stocks - continued                                                                                  Shares           Value
---------------------------------------------------------------------------------------------------------------------------------

ENERGY - 4.5%
OIL & GAS EQUIPMENT SERVICES - 0.7%
TETRA Technologies, Inc. (a).....................................................................           5,200   $    151,060
                                                                                                                    ------------

OIL & GAS EXPLORATION & Production - 3.8%
Ocean Energy, Inc................................................................................          18,100        358,199
Pogo Producing Co................................................................................           8,900        282,130
Remington Oil & Gas Corp. (a)....................................................................           4,600         92,736
Spinnaker Exploration Co. (a)....................................................................           2,200         91,630
                                                                                                                    ------------
                                                                                                                         824,695
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

FINANCIALS - 10.5%
BANKS - 4.3%
Boston Private Financial Holdings, Inc...........................................................          13,800        369,150
Community First Bankshares, Inc..................................................................           6,500        168,090
East West Bancorp, Inc...........................................................................           8,300        243,107
IndyMac Bancorp, Inc. (a)........................................................................           6,400        158,080
                                                                                                                    ------------
                                                                                                                         938,427
                                                                                                                    ------------
DIVERSIFIED FINANCIALS - 2.4%
   CONSUMER FINANCE - 0.8%
Metris Companies, Inc............................................................................           9,100        182,000
                                                                                                                    ------------

   DIVERSIFIED FINANCIAL SERVICES - 1.6%
iShares Russell 2000 Growth Index Fund...........................................................           6,000        339,060
                                                                                                                    ------------

INSURANCE - 3.8%
   INSURANCE BROKERS - 2.7%
Arthur J. Gallagher & Co.........................................................................           9,700        317,869
Hilb, Rogal & Hamilton Co........................................................................           8,300        258,960
                                                                                                                    ------------
                                                                                                                         576,829
                                                                                                                    ------------
   PROPERTY & Casualty Insurance - 1.1%
Philadelphia Consolidated Holding Corp. (a)......................................................           5,800        230,840
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE - 21.9%
HEALTH CARE EQUIPMENT & SERVICES - 8.9%
   HEALTH CARE DISTRIBUTORS & SERVICES - 1.2%
American Healthways Inc. (a).....................................................................           4,100        111,274
MIM Corp. (a)....................................................................................           8,600        141,900
                                                                                                                    ------------
                                                                                                                         253,174
                                                                                                                    ------------
   HEALTH CARE EQUIPMENT - 5.3%
American Medical Systems Holdings, Inc. (a)......................................................          12,500        281,375
Closure Medical Corp. (a)........................................................................           5,800        114,144
Endocare, Inc. (a)...............................................................................           8,800        173,448
Integra LifeSciences Holdings, Corp. (a).........................................................           5,200        146,276
Noven Pharmaceuticals, Inc. (a)..................................................................           4,700         97,478
Thoratec Corp. (a)...............................................................................          18,400        201,480
Wright Medical Group, Inc. (a)...................................................................           6,600        132,594
                                                                                                                    ------------
                                                                                                                       1,146,795
                                                                                                                    ------------
   HEALTH CARE FACILITIES - 2.4%
Province Healthcare Co. (a)......................................................................          16,400        521,028
                                                                                                                    ------------



See notes to Investment Portfolio.




6


Investment Portfolio (Continued)
---------------------------------------------------------------------------------------------------------------------------------


Common Stocks - continued                                                                                  Shares           Value
---------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE - CONTINUED
PHARMACEUTICALS & BIOTECHNOLOGY - 13.0%
   BIOTECHNOLOGY - 6.4%
BioMarin Pharmaceutical, Inc. (a)................................................................           8,300   $     86,901
BioSphere Medical, Inc. (a)......................................................................           5,600         40,930
Cell Therapeutics, Inc. (a)......................................................................           8,000        198,640
Enzon, Inc. (a)..................................................................................           3,400        150,586
Genta, Inc. (a)..................................................................................           6,300        105,651
Guilford Pharmaceuticals, Inc. (a)...............................................................          14,100        100,392
ILEX Oncology, Inc. (a)..........................................................................          11,000        189,860
InterMune, Inc. (a)..............................................................................          13,700        411,959
Novavax, Inc. (a)................................................................................           8,700         99,528
                                                                                                                    ------------
                                                                                                                       1,384,447
                                                                                                                    ------------
   PHARMACEUTICALS - 6.6%
American Pharmaceutical Partners, Inc. (a).......................................................           5,900         87,497
Amylin Pharmaceutical Inc. (a)...................................................................           7,000         70,070
Atrix Laboratories, Inc. (a).....................................................................           4,600        104,742
CIMA Labs, Inc. (a)..............................................................................           6,800        181,220
Impax Laboratories, Inc. (a).....................................................................          10,900         75,646
Ligand Pharmaceuticals Inc. (a)..................................................................          13,100        258,332
Salix Pharmaceuticals Ltd. (a)...................................................................           8,800        154,264
SICOR, Inc. (a)..................................................................................          11,600        198,128
Taro Pharmaceutical Industries Ltd. (a)..........................................................          10,000        283,500
                                                                                                                    ------------
                                                                                                                       1,413,399
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

INDUSTRIALS - 13.5%
CAPITAL GOODS - 6.9%
   AEROSPACE & DEFENSE - 4.7%
AAR Corp.........................................................................................           8,700         93,699
Armor Holdings, Inc. (a).........................................................................          16,200        439,020
DRS Technologies, Inc. (a).......................................................................           5,100        211,599
InVision Technologies Inc. (a)...................................................................           2,600        104,520
United Industrial Corp...........................................................................           7,500        166,875
                                                                                                                    ------------
                                                                                                                       1,015,713
                                                                                                                    ------------
   CONSTRUCTION & ENGINEERING - 0.4%
Insituform Technologies, Inc. Class A (a)........................................................           3,600         90,972
                                                                                                                    ------------

   ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
AstroPower, Inc. (a).............................................................................           1,700         70,992
Power-One, Inc. (a)..............................................................................           9,600         78,528
Rayovac Corp. (a)................................................................................           6,800        105,060
                                                                                                                    ------------
                                                                                                                         254,580
                                                                                                                    ------------
   INDUSTRIAL MACHINERY - 0.6%
Regal-Beloit Corp................................................................................           5,400        137,970
                                                                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES - 6.6%
   DIVERSIFIED COMMERCIAL SERVICES - 5.2%
CoStar Group, Inc. (a)...........................................................................           5,200        118,352
Corinthian Colleges, Inc. (a)....................................................................           6,800        343,740
Cornell Companies, Inc. (a)......................................................................          10,700        115,560
Exult, Inc. (a)..................................................................................          16,700        182,197
MAXIMUS, Inc. (a)................................................................................           4,700        144,431
The Corporate Executive Board Co. (a)............................................................           5,700        213,813
                                                                                                                    ------------
                                                                                                                       1,118,093
                                                                                                                    ------------




See notes to Investment Portfolio.



7


Investment Portfolio (Continued)
---------------------------------------------------------------------------------------------------------------------------------


Common Stocks - continued                                                                                  Shares           Value
---------------------------------------------------------------------------------------------------------------------------------

INDUSTRIALS - CONTINUED
   ENVIRONMENTAL SERVICES - 1.4%
Waste Connections, Inc. (a)......................................................................           8,900   $    298,239
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 24.8%
SOFTWARE & SERVICES - 11.0%
   APPLICATION SOFTWARE - 5.1%
Actuate Corp. (a)................................................................................          13,200         95,304
Aspen Technologies, Inc. (a).....................................................................          12,000        274,800
Barra, Inc. (a)..................................................................................           1,800        109,026
JDA Software Group, Inc. (a).....................................................................           5,300        168,964
Midway Games, Inc. (a)...........................................................................           8,700        117,102
PLATO Learning, Inc. (a).........................................................................           8,000        141,520
Precise Software Solutions Ltd. (a)..............................................................           5,400        125,766
SeaChange International, Inc. (a)................................................................           4,900         74,431
                                                                                                                    ------------
                                                                                                                       1,106,913
                                                                                                                    ------------
   INFORMATION TECHNOLOGY CONSULTING & Services - 2.8%
Cognizant Technology Solutions Corp. (a).........................................................           7,000        294,700
ManTech International Corp. (a)..................................................................           5,600        104,160
MCSi, Inc. (a)...................................................................................          17,400        207,234
                                                                                                                    ------------
                                                                                                                         606,094
                                                                                                                    ------------
   INTERNET SOFTWARE & SERVICES - 2.3%
F5 Networks, Inc. (a)............................................................................           5,800        134,792
I-many, Inc. (a).................................................................................          28,500        141,360
MatrixOne, Inc. (a)..............................................................................          12,200        108,824
Retek, Inc. (a)..................................................................................           4,200        110,250
                                                                                                                    ------------
                                                                                                                         495,226
                                                                                                                    ------------
   SYSTEMS SOFTWARE - 0.8%
Wind River Systems, Inc. (a).....................................................................          12,900        175,311
                                                                                                                    ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 13.8%
   COMPUTER STORAGE & Peripherals - 0.7%
Applied Films Corp. (a)..........................................................................           6,200        152,520
                                                                                                                    ------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
DSP Group, Inc. (a)..............................................................................          10,400        212,888
Itron, Inc. (a)..................................................................................           7,100        211,225
Newport Corp. (a)................................................................................           5,100        121,890
Planar Systems, Inc. (a).........................................................................          12,600        330,750
                                                                                                                    ------------
                                                                                                                         876,753
                                                                                                                    ------------
   OFFICE ELECTRONICS - 0.6%
Global Imaging Systems, Inc. (a).................................................................           7,000        128,800
                                                                                                                    ------------

   SEMICONDUCTOR EQUIPMENT - 3.4%
Entegris, Inc. (a)...............................................................................          16,000        258,400
Mykrolis Corp. (a)...............................................................................          12,900        197,241
Therma-Wave, Inc. (a)............................................................................           4,100         59,204
Veeco Instruments, Inc. (a)......................................................................           6,000        210,000
                                                                                                                    ------------
                                                                                                                         724,845
                                                                                                                    ------------




See notes to Investment Portfolio.



8


Investment Portfolio (Continued)
---------------------------------------------------------------------------------------------------------------------------------


Common Stocks - continued                                                                                  Shares           Value
---------------------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - CONTINUED
   SEMICONDUCTORS - 3.0%
Integrated Circuit Systems, Inc. (a).............................................................           5,300   $    108,120
Microsemi Corp...................................................................................           7,100        115,872
Microtune, Inc. (a)..............................................................................           4,400         63,228
Oak Technology, Inc. (a).........................................................................          10,000        148,800
Power Integrations, Inc. (a).....................................................................           4,500         85,725
Transmeta Corp. (a)..............................................................................          33,000        128,040
                                                                                                                    ------------
                                                                                                                         649,785
                                                                                                                    ------------
   TELECOMMUNICATION EQUIPMENT - 2.0%
Aware, Inc. (a)..................................................................................           9,500         60,325
C-COR.net Corp. (a)..............................................................................          11,300        203,400
Finisar Corp. (a)................................................................................           7,000         53,900
NetScreen Technologies, Inc. (a).................................................................           6,300        104,895
                                                                                                                    ------------
                                                                                                                         422,520
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

MATERIALS - 3.3%
CHEMICALS - 0.5%
   FERTILIZERS & AGRICULTURAL CHEMICALS - 0.5%
The Scotts Co., Class A (a)......................................................................           2,200        100,716
                                                                                                                    ------------

CONTAINERS & PACKAGING - 2.8%
   METAL & GLASS CONTAINERS - 2.8%
Alltrista Corp...................................................................................           8,500        234,175
Crown Cork & Seal, Inc. (a)......................................................................          20,100        179,895
Silgan Holdings Inc. (a).........................................................................           5,600        187,208
                                                                                                                    ------------
                                                                                                                         601,278
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES - 1.3%
INTEGRATED TELECOMMUNICATION SERVICES - 0.7%
Intrado Inc. (a).................................................................................           7,000        152,530
                                                                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
AirGate PCS, Inc. (a)............................................................................           9,400        131,600
                                                                                                                    ------------
---------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (cost of $19,535,651)........................................................................                      20,763,929
                                                                                                                    ------------

WARRANTS - 0.0%                                                                                             Units
---------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES - 0.0%
INTEGRATED TELECOMMUNICATION SERVICES - 0.0%
RateXchange Corp. (a) (cost of $0)...............................................................           4,167             --
                                                                                                                    ------------




See notes to Investment Portfolio.




9


Investment Portfolio (Continued)
---------------------------------------------------------------------------------------------------------------------------------


Short-Term Obligations - 4.7%                                                                                 Par           Value
---------------------------------------------------------------------------------------------------------------------------------

Repurchase agreement with SBC Warburg, Ltd., dated 3/28/02, due 04/01/02, at 1.850%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 2027,
   market value $1,034,275 (repurchase proceeds $1,009,207)  (cost of $1,009,000)................     $ 1,009,000    $ 1,009,000
                                                                                                                     -----------

TOTAL INVESTMENTS - 100.9%
   (cost of $20,544,651) (b).....................................................................                     21,772,929
                                                                                                                     -----------

OTHER ASSETS & LIABILITIES - (0.9)%..............................................................                       (198,853)
                                                                                                                     -----------
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%..............................................................................                    $21,574,076
                                                                                                                     ===========

NOTES TO INVESTMENT PORTFOLIO:
---------------------------------------------------------------------------------------------------------------------------------
(a)      Non-income producing.
(b)      Cost for both financial statement and federal income tax purposes is the same.



See notes to financial statements.


Liberty Small Company Growth Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
March 31, 2002 (Unaudited)


ASSETS:
Investments, at cost .......................................    $ 20,544,651
                                                                ------------
Investments, at value ......................................    $ 21,772,929
Cash .......................................................             388
Receivable for:
   Investments sold ........................................         369,947
   Fund shares sold ........................................          65,062
   Interest ................................................             207
   Dividends ...............................................           2,106
   Expense reimbursement due from Advisor ..................          24,451
Deferred Trustees' compensation plan .......................             395
                                                                ------------
   Total Assets ............................................      22,235,485
                                                                ------------

LIABILITIES:
Payable for:
   Investments purchased ...................................         591,225
   Fund shares repurchased .................................          12,881
   Management fee ..........................................          17,155
   Administration fee ......................................           2,585
   Transfer agent fee ......................................           3,766
   Bookkeeping fee .........................................             686
   Trustees' fee ...........................................           1,053
Deferred Trustees' fee .....................................             395
Other liabilities ..........................................          31,663
                                                                ------------
   Total Liabilities .......................................         661,409
                                                                ------------
NET ASSETS .................................................    $ 21,574,076
                                                                ============

COMPOSITION OF NET ASSETS:
Paid-in capital ............................................    $ 27,633,805
Accumulated net investment loss ............................        (134,060)
Accumulated net realized loss ..............................      (7,153,947)
Net unrealized appreciation on investments .................       1,228,278
                                                                ------------
   NET ASSETS ..............................................    $ 21,574,076
                                                                ============

CLASS A:
Net assets .................................................    $      3,038
Shares outstanding .........................................             247
                                                                ------------
Net asset value and redemption price per share .............    $      12.30(a)
                                                                ============
Maximum offering price per share ($12.30/.9425) ............    $      13.05(b)
                                                                ============

CLASS S:
Net assets .................................................    $ 21,571,038
Shares outstanding .........................................       1,745,073
                                                                ------------
Net asset value, offering and redemption price per share ...    $      12.36
                                                                ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Liberty Small Company Growth Fund
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended March 31, 2002 (Unaudited)


INVESTMENT INCOME:
Dividends .......................................................   $    21,557
Interest ........................................................        10,498
                                                                    -----------
   Total Investment Income ......................................        32,055
                                                                    -----------

EXPENSES:
Management fee ..................................................        93,680
Administration fee ..............................................        16,532
Service fee - Class A ...........................................             5
Bookkeeping fee .................................................         5,081
Transfer agent fee ..............................................        22,594
Trustees' fee ...................................................         3,525
Registration fee ................................................        12,654
Reports to shareholders .........................................        15,177
Other expenses ..................................................        16,758
                                                                    -----------
   Total Expenses ...............................................       186,006
Fees and expenses waived or reimbursed by Advisor ...............       (20,166)
Custody earnings credit .........................................          (465)
                                                                    -----------
Total Operating Expenses ........................................       165,375
Interest expense ................................................           373
                                                                    -----------
   Net Expenses .................................................       165,748
                                                                    -----------
Net Investment Loss .............................................      (133,693)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments ................................       (17,531)
Net change in unrealized appreciation/depreciation on investments     4,690,940
                                                                    -----------
Net Gain ........................................................     4,673,409
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $ 4,539,716
                                                                    -----------

See notes to financial statements.


Liberty Small Company Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
                                                                                      (UNAUDITED)
                                                                                      SIX MONTHS
                                                                                           ENDED             YEAR ENDED
                                                                                       MARCH 31,          SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                          2002                   2001
                                                                                    ------------           ------------
OPERATIONS:
Net investment loss ............................................................    $   (133,693)          $   (256,200)
Net realized loss on investments ...............................................         (17,531)            (7,127,100)
Net change in unrealized appreciation/depreciation on investments ..............       4,690,940             (8,267,687)
                                                                                    ------------           ------------
Net Increase (Decrease) from Operations ........................................       4,539,716            (15,650,987)
                                                                                    ------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized capital gains:
   Class A .....................................................................            --                     (687)
   Class S .....................................................................            --               (5,426,005)
In excess of net realized capital gains:
   Class A .....................................................................            --                       (9)
   Class S .....................................................................            --                  (73,657)
                                                                                    ------------           ------------
Total Distributions Declared to Shareholders ...................................            --               (5,500,358)
                                                                                    ------------           ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions ...............................................................             391                  4,278
   Distributions reinvested ....................................................            --                      696
   Redemptions .................................................................            (800)                (1,000)
                                                                                    ------------           ------------
     Net Increase (Decrease) ...................................................            (409)                 3,974
                                                                                    ------------           ------------
Class S:
   Subscriptions ...............................................................      11,097,521             23,071,664
   Distributions reinvested ....................................................            --                5,443,725
   Redemptions .................................................................     (14,422,732)           (23,518,263)
                                                                                    ------------           ------------
     Net Increase (Decrease) ...................................................      (3,325,211)             4,997,126
                                                                                    ------------           ------------
     Net Increase (Decrease) from Share Transactions ...........................      (3,325,620)             5,001,100
                                                                                    ------------           ------------
     Total Increase (Decrease) in Net Assets ...................................       1,214,096            (16,150,245)

NET ASSETS:
Beginning of period ............................................................      20,359,980             36,510,225
                                                                                    ------------           ------------
End of period (including accumulated net investment loss
   of ($134,060) and ($367), respectively) .....................................    $ 21,574,076           $ 20,359,980
                                                                                    ============           ============

CHANGES IN SHARES:
Class A:
   Subscriptions ...............................................................              24                    255
   Issued for distributions reinvested .........................................            --                       51
   Redemptions .................................................................             (65)                   (70)
                                                                                    ------------           ------------
     Net Increase (Decrease) ...................................................             (41)                   236
                                                                                    ------------           ------------
Class S:
   Subscriptions ...............................................................         936,935              1,630,452
   Issued for distributions reinvested .........................................            --                  400,722
   Redemptions .................................................................      (1,205,988)            (1,664,064)
                                                                                    ------------           ------------
     Net Increase (Decrease) ...................................................        (269,053)               367,110
                                                                                    ------------           ------------




See notes to financial statements.



Notes To Financial Statements
--------------------------------------------------------------------------------

March 31, 2002 (Unaudited)


NOTE 1. ORGANIZATION
Stein Roe Small Company Growth Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund's investment objective is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers two classes of shares: Liberty Small Company Growth Fund Class A ("Class A") and Class S. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares as defined in the Fund's prospectus. The financial highlights for Class S shares are presented in a separate semi-annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

    Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

    Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

    Security transactions are accounted for on the date the securities are purchased, sold or mature.

    Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

    The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2001, the Fund had a capital loss carryforward of $125,773 which will expire in 2009.

    Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

    Additionally, $6,916,365 of net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A service and distribution fees and Class A and Class S transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

    The per share data was calculated using the average shares outstanding during the period. In addition, Class A net investment income per share data reflects the service fee per share applicable to Class A shares.

    Class A ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A shares.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

    The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

    The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

--------------------------------------------------------------------------------


NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham, Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.85% annually of the Fund's average daily net assets.

    On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee paid by the Fund equal to 0.15% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreement with the Fund, the Advisor receives an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), a affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $12 on sales of the Fund's Class A shares.

    The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of Class A net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10% annually of the average daily net assets attributable to Class A shares. The Distributor has voluntarily agreed, until further notice, to waive the Class A distribution fee.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------


The CDSC and the fees received from the Plan are used principally as repayment to the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund has an agreement with its custodian bank under which $373 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income producing asset if it had not entered into such an agreement.

--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended March 31, 2002, purchases and sales of investments, other than short-term obligations, were $18,846,865 and $22,071,329, respectively.

Unrealized appreciation (depreciation) at March 31, 2002, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                     $ 3,000,822
Gross unrealized depreciation                      (1,772,544)
                                                  -----------
    Net unrealized appreciation                   $ 1,228,278
                                                  ===========

OTHER:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT
The Trust and the SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. During the six months ended March 31, 2002, the Fund had borrowings of $3,100,000 at an interest rate of 2.375%.

--------------------------------------------------------------------------------

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
For the six months ended March 31, 2002, the Fund used AlphaTrade Inc., a wholly-owned subsidiary of Colonial Management Associates, Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade, Inc. during the six months were $1,229.

    At March 31, 2002, Keyport Life Insurance owned 27.8% of the Fund's outstanding shares.

Financial Highlights
--------------------------------------------------------------------------------

Liberty Small Company Growth Fund - Class A Shares



Selected data for a share outstanding throughout each period is as follows:

                                                                       (UNAUDITED)
                                                                        SIX MONTHS
                                                                             ENDED        YEAR ENDED     PERIOD ENDED
                                                                         MARCH 31,     SEPTEMBER 30,    SEPTEMBER 30,
                                                                              2002              2001             2000(a)
                                                                       -----------       -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD................................   $     10.07       $     22.15      $     19.03
                                                                       -----------       -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b).............................................         (0.09)            (0.16)           (0.05)
Net realized and unrealized gain (loss) on investments..............          2.32             (8.64)            3.17
                                                                       -----------       -----------      -----------
   Total from Investment Operations.................................          2.23             (8.80)            3.12
                                                                       -----------       -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains.............................................            --             (3.24)              --
In excess of net realized gains.....................................            --             (0.04)              --
                                                                       -----------       -----------      -----------
   Total Distributions Declared to Shareholders.....................            --             (3.28)              --
                                                                       -----------       -----------      -----------
NET ASSET VALUE, END OF PERIOD......................................   $     12.30       $     10.07      $     22.15
                                                                       -----------       -----------      -----------
Total return (c)(d).................................................        22.14%(e)       (43.55)%           16.40%(e)
                                                                       -----------       -----------      -----------
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................................         1.75%(f)(g)       1.75%            1.75%(g)
Net investment loss.................................................       (1.46)%(f)(g)     (1.23)%          (1.12)%(g)
Waiver/reimbursement................................................         0.18%(g)          0.42%            0.16%(g)
Portfolio turnover rate.............................................           90%(e)           168%             160%(e)
Net assets, end of period (000's)...................................   $         3       $         3      $         1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits, if applicable, had an impact of 0.01% for the six months ended March 31, 2002.

(g)  Annualized.

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

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

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

Transfer Agent
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small Company Growth Fund Class A is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small Company Growth Fund Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty Small Company Growth Fund Class A

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however you define it.



LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Small Company Growth Fund Class A Semiannual Report, March 31, 2002


[LOGO]:

LIBERTY FUNDS
A MEMBER OF COLUMBIA MANAGEMENT GROUP

COPYRIGHT 2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA  02111-2621




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